UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street Boston, MA	02109
(Address of principal executive offices)	(Zip code)

Richard E. Floor, Secretary

The New America High Income Fund, Inc.

33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-263-6400

Date of fiscal year end:	12/31

Date of reporting period:	7/1/05 – 6/30/06

Item 1.           Proxy Voting Record.

Note 1.  In its role as the Fund’s investment adviser, T. Rowe Price Associates votes all proxies with respect to securities held in the Fund’s portfolio.

Vote Summary Report

July 01, 2005 - June 30, 2006

The New America High Income Fund, Inc.

Mtg Date/Type	Company/ Ballot Issues	Security	Mgmt Rec	Vote Cast	Record Date	Prpnent	Shares Voted

2/27/06 – WC	US Unwired, Inc.	90338RAG9			2/09/06		950,000
	1 Proposed Amendments		None	For		Mgmt

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc.

By (Signature and Title)*	/s/ Robert F. Birch President and Principal Executive Officer

Date	August 10, 2006

* Print the name and title of each signing officer under his or her signature.

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